SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIC (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Cash and money market funds held in Trust	$ 3,144,707	$ 12,453,412
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and money market funds held in Trust	3,144,707	12,453,412
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and money market funds held in Trust
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and money market funds held in Trust